UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		May 5, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]			[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		67
						----

Form 13F Information Table Value Total:		$32,348
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON RENTS INC		COM		002535201	633		23750	SH		Sole				900		22850
ACE LTD			SHS		h0023r105	473		11700	SH		Sole				11700
ADVANCED AUTO PARTS	COM		00751y106	688		16750	SH		Sole				16750
AFFILIATED MNGRS GROUP	COM		008252108	1059		25400	SH		Sole				11650		13750
AKAMAI TECHNOLOGIES INC	COM		00971t101	497		25600	SH		Sole				900		24700
AMERICAN ITALIAN PASTA	CL A		027070101	759		21800	SH		Sole				800		21000
ASSURANT INC		COM		04621x108	360		16550	SH		Sole				600		15950
AVNET INC		COM		053807103	486		27750	SH		Sole				13200		14550
BAKER HUGHES INTL	COM		057224107	220		7700	SH		Sole				7700
BIOMARIN PHARMA INC	COM		09061g101	295		23850	SH		Sole				900		22950
BRISTOL MYERS SQUIBB CO	COM		110122108	890		40600	SH		Sole				40600
CEPHEID			COM		15670r107	277		40100	SH		Sole				1500		38600
CHARLES RIV LABS INTL 	COM		159864107	503		18500	SH		Sole				3350		15150
CHEVRON CORP		COM		166764100	538		7995	SH		Sole				7995
COMCAST CORP		CL A		20030n101	609		44673	SH		Sole				44673
CVS CAREMARK CORP	COM		126650100	597		21700	SH		Sole				21700
DELL INC		COM		24702r101	433		45690	SH		Sole				45690
DR PEPPER SNAPPLE GRP	COM		26138e109	745		44050	SH		Sole				17750		26300
DRESSER-RAND GROUP INC	COM		261608103	822		37200	SH		Sole				17100		20100
EATON VANCE CORP	COM NON VTG	278265103	674		29500	SH		Sole				29500
EBAY INC		COM		278642103	430		34200	SH		Sole				34200
ESTERLINE TECHNOLOGIES	COM		297425100	219		10850	SH		Sole				400		10450
EXELIXIS INC		COM		30161q104	264		57400	SH		Sole				7050		50350
FAIR ISAAC & CO		COM		303250104	721		51250	SH		Sole				17400		33850
FLEXTRONICS INTL LTD	ORD		Y2573f102	95		32740	SH		Sole				32740
HALLIBURTON CO COM	COM		406216101	284		18375	SH		Sole				18375
IDEXX LABORATORIES INC	COM		45168d104	469		13550	SH		Sole				500		13050
INFORMATICA CORP	COM		45666q102	410		30950	SH		Sole				1150		29800
IPC HLDGS LTD		ORD		g4933p101	539		19950	SH		Sole				800		19150
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	280		35500	SH		Sole				35500
JONES LANG LASALLE INC	COM		48020q107	743		31950	SH		Sole				15100		16850
KBR INC			COM		48242w106	366		26500	SH		Sole				1000		25500
KINETIC CONCEPTS INC	COM		49460w208	561		26550	SH		Sole				3800		22750
LIBERTY ENT GROUP	COM SER A	53071m500	836		41900	SH		Sole				41900
LIBERTY MEDIA INTRCTIV	COM SER A	53071m104	198		68300	SH		Sole				2550		65750
MARSH & MCLENNAN COS	COM		571748102	402		19850	SH		Sole				19850
MASTERCARD INC		CL A		57636q104	620		3700	SH		Sole				3700
MCDERMOTT INTL INC	COM		580037109	492		36750	SH		Sole				1350		35400
MEDAREX INC		COM		583916101	410		79950	SH		Sole				7050		72900
MEDNAX INC		COM		58502b106	360		12200	SH		Sole				450		11750
MEDTRONIC INC COM	COM		585055106	529		17950	SH		Sole				17950
MICROSOFT CORP		COM		594918104	604		32875	SH		Sole				32875
MOLSON COORS BREWING	CL B		60871r209	442		12900	SH		Sole				12900
MOODYS CORP		COM		615369105	268		11700	SH		Sole				11700
NATIONAL OILWELL VARCO	COM		637071101	613		21350	SH		Sole				21350
NOVELL INC		COM		670006105	417		98000	SH		Sole				3550		94450
OCEANEERING INTL INC	COM		675232102	496		13450	SH		Sole				500		12950
PARTNERRE LTD		COM		g6852t105	466		7500	SH		Sole				7500
PATTERSON UTI ENERGY	COM		703481101	310		34550	SH		Sole				1350		33200
PDL BIOPHARMA INC	COM		69329y104	330		46650	SH		Sole				1750		44900
PERKINELMER INC		COM		714046109	304		23800	SH		Sole				900		22900
REDWOOD TRUST INC	COM		758075402	413		26900	SH		Sole				1000		25900
RENAISSANCERE HOLD LTD	COM		G7496g103	457		9250	SH		Sole				350		8900
SANOFI-AVENTIS		SPONSORED ADR	80105n105	612		21900	SH		Sole				21900
SEATTLE GENETICS INC	COM		812578102	267		27100	SH		Sole				3450		23650
SERVICE CORP INTL	COM		817565104	306		87650	SH		Sole				3350		84300
SYCAMORE NETWORKS INC	COM		871206108	382		143150	SH		Sole				5250		137900
SYMANTEC CORP		COM		871503108	259		17350	SH		Sole				17350
SYNOPSYS INC		COM		871607107	368		17750	SH		Sole				650		17100
TECH DATA CORP		COM		878237106	376		17250	SH		Sole				650		16600
TELEPHONE & DATA SYS	COM		879433100	333		12550	SH		Sole				450		12100
UNITEDHEALTH GROUP INC	COM		91324p102	629		30060	SH		Sole				30060
WADDELL & REED FINL INC	CL A		930059100	1150		63650	SH		Sole				23650		40000
WALGREEN CO		COM		931422109	767		29550	SH		Sole				29550
WASHINGTON POST CO	CL B		939640108	471		1320	SH		Sole				50		1270
WELLPOINT INC		COM		94973v107	249		6550	SH		Sole				6550
XL CAPITAL LTD		CL A		g98255105	273		49950	SH		Sole				1850		48100